(LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Profit or loss [abstract]
Net loss attributable to owners of the Company	$ (104,611)	$ (16,870)	$ (15,833)
Weighted average number of shares – Basic and Diluted	16,119	13,060	11,733
Basic and diluted (loss) per share	$ (6.49)	$ (1.29)	$ (1.35)